Non-current assets held-for-sale (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of non-current assets held-for-sale [Line Items]
Real estate, non-current assets held-for-sale	R$ 166,943	R$ 129,793
Gross carrying amount [member]
Disclosure of non-current assets held-for-sale [Line Items]
Real estate, non-current assets held-for-sale	166,943	149,770
Accumulated impairment [member]
Disclosure of non-current assets held-for-sale [Line Items]
Real estate, non-current assets held-for-sale	R$ 0	R$ (19,977)